FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
Advance payments	$ 63.6	$ 50.8
Contract performance	100.2	106.7
Lease obligations	19.8	21.4
Financial obligations	58.9	59.7
Other	2.0	3.9
Letters of credit and guarantees, net	$ 244.5	$ 242.5